Regulatory Assets and Liabilities (Schedule of Regulatory Liabilities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		$ 748	$ 889
Regulatory liabilities-noncurrent		8,417	9,024
Total regulatory liabilities		9,165	9,913
Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		506	647
Regulatory liabilities-noncurrent		5,499	5,740
Total regulatory liabilities		$ 6,005	6,387
SCANA
Regulatory Liabilities [Line Items]
Estimation period of collection to be credited		11 years
Electric service customers over period		20 years
Provision for future cost of removal and AROs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	$ 111	154
Regulatory liabilities-noncurrent	[1]	1,731	1,624
Provision for future cost of removal and AROs | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	111	154
Regulatory liabilities-noncurrent	[1]	1,135	1,043
Reserve for refunds and rate credits to electric utility customers
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	125	420
Regulatory liabilities-noncurrent	[2]	325	448
Reserve for refunds and rate credits to electric utility customers | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	25	306
Regulatory liabilities-noncurrent	[2]	0	25
Income taxes refundable through future rates
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	100	106
Regulatory liabilities-noncurrent	[3]	3,169	3,304
Income taxes refundable through future rates | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	65	63
Regulatory liabilities-noncurrent	[3]	2,272	2,335
Nuclear decommissioning trust
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[4]	1,685	2,158
Nuclear decommissioning trust | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[4]	1,685	2,158
Monetization of guarantee settlement
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	67	67
Regulatory liabilities-noncurrent	[5]	$ 702	831
Electric service customers over period		20 years
Interest rate hedges
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[6]	$ 240	0
Interest rate hedges | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[6]	240	0
Unrecognized Pension and Other Postretirement Benefit Costs
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	10	189
Total regulatory liabilities		6	20
Overrecovered Other Postretirement Benefit Costs
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[8]	140	105
Derivatives
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[9]	211	65
Regulatory liabilities-noncurrent	[9]	234	236
Derivatives | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[9]	176	51
Regulatory liabilities-noncurrent	[9]	0	62
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		134	77
Regulatory liabilities-noncurrent		181	129
Other | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		129	73
Regulatory liabilities-noncurrent		$ 167	$ 117

[1]	Rates charged to customers by Dominion Energy and Virginia Power's regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[2]	Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period effective February 2019, in connection with the SCANA Merger Approval Order. Also reflects amounts to be refunded to jurisdictional retail electric customers in Virginia associated with the settlement of the 2021 Triennial Review. See Note 13 for additional information.
[3]	Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will primarily reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.
[4]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Virginia Power's utility nuclear generation stations, in excess of the related AROs.
[5]	eflects amounts to be refunded to DESC electric service customers over a 20-year period ending in 2039 associated with the monetization of a bankruptcy settlement agreement.
[6]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of December 31, 2022.
[7]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's rate-regulated subsidiaries. Includes regulatory assets of $302 million and $25 million and regulatory liabilities of $6 million and $20 million in aggregate at December 31, 2022 and 2021, respectively, related to retained pension and other postretirement benefit plan assets and obligations for the East Ohio, PSNC and Questar Gas Transactions which will be reclassified to AOCI upon closing of each transaction.
[8]	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.
[9]	Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.